Earnings per share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings per share
Schedule of basic and diluted net earnings per share

	Year ended December 31, 2014	Year ended December 31, 2015	Year ended December 31, 2016
	RMB	RMB	RMB
Numerator:

Net income attributable to JA Solar Holdings	423,771	623,713	683,699
Fair value of warrants in excess of net proceeds of equity offering	—	—	—
Allocation of net income to participating warrant holder	(77,174)	(107,828)	—

Numerator for basic earnings per share	346,597	515,885	683,699

Dilutive effect of:
Add back allocation to participating warrant holder (1)	4,336	—	—
Excluding portion of fair value gain (2)	(16,716)	—	—

Numerator for diluted earnings per share	334,217	515,885	683,699

Denominator:
Denominator for basic loss per share - weighted average ordinary shares outstanding	242,192,859	243,506,821	234,290,842
Dilutive effect of share options and RSUs*	363,633	238,100	111,610
Dilutive effect of warrants*	306,592	—	—

Denominator for diluted loss per share	242,863,084	243,744,921	234,402,452

Basic earnings per share	1.43	2.12	2.92

Diluted earnings per share	1.38	2.12	2.92

(1)	Net income has been adjusted to participating Series A-3 Warrant and Series B Warrant holder based on their respective rights to share in dividends in 2014.
(2)

The fair value gain represents the change in fair value of Series A-3 Warrant, which is deducted from income (numerator) in calculating diluted earnings per share. Series A-3 Warrant has dilutive effect as its exercise price of US$ 9.43 per ADS is less than average stock price during the period it was outstanding.

* Potentially dilutive share options and RSUs totaling 2,856,278, 3,437,510 and 4,391,000 in 2014, 2015 and 2016 were not included in the calculation of dilutive earnings per share in 2014, 2015 and 2016 because of their anti-dilutive effect.

* Potentially dilutive warrants 52,569,971, 50,896,656 and nil in 2014, 2015 and 2016 were not included in the calculation of dilutive earnings per share in 2014, 2015 and 2016 because of their anti-dilutive effect. Series B Warrant is anti-dilutive as the exercise price of US$ 10. 90 per ADS is higher than average stock price during the years ended December 31, 2014 and 2015. Series B Warrants expired on August 16, 2016 and there was no impact for the computation of EPS as of December 31, 2016.